Commitments (Tables)	12 Months Ended
Nov. 30, 2013
Text Block [Abstract]
Operating Leases, Port Facilities and Other Commitments
At November 30, 2013, minimum amounts payable for our operating leases, with initial or remaining terms in excess of one year, and for the annual usage of port facilities and other contractual commitments with remaining terms in excess of one year, were as follows (in millions):

	Fiscal
	2014	2015	2016	2017	2018	Thereafter	Total
Operating leases	$51	$46	$40	$28	$23	$163	$351
Port facilities and other	172	157	129	115	101	613	1,287
	$223	$203	$169	$143	$124	$776	$1,638